Common Stock (Details Textual)			1 Months Ended			9 Months Ended	12 Months Ended
	Jul. 13, 2017 USD ($) Integer shares	Oct. 06, 2016 USD ($) Integer shares	Nov. 30, 2016 USD ($) Integer shares	Sep. 30, 2016 USD ($) Integer shares	Aug. 31, 2016 USD ($) Integer shares	Sep. 30, 2018 USD ($) shares	Dec. 31, 2016 USD ($)
Class of Stock [Line Items]
Debt conversion, converted instrument, shares issued | shares	29,788,980	24,655,278	78,374,583	115,989,052	38,479,487	98,000,000
Debt conversion, converted instrument, amount	$ 8,800	$ 4,330	$ 11,234	$ 56,552	$ 47,904	$ 21,560	$ 2,769,214
Interest on debt conversion	$ 1,924
Number of significant shareholders | Integer	1	2	2	2	2
Convertible Note [Member]
Class of Stock [Line Items]
Debt conversion, converted instrument, shares issued | shares						704,188,067
Debt conversion, converted instrument, amount						$ 250,547
Accrued interest						$ 18,870